UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Climate Change Fund

	Shares	Value ($)
Common Stocks 96.3%
Australia 1.2%
Incitec Pivot Ltd. (Cost $494,244)	152,520	457,299
Belgium 0.7%
Hansen Transmissions International NV* (Cost $369,520)	289,370	255,181
Brazil 0.8%
Sao Martinho SA (Cost $302,877)	33,000	323,189
Canada 4.0%
Sino-Forest Corp.* (a)	29,700	511,641
Viterra, Inc.*	131,160	1,033,192

(Cost $1,476,440)		1,544,833
China 5.5%
China Valves Technology, Inc.* (b)	23,170	230,542
JinkoSolar Holding Co., Ltd. (ADR)*	18,750	463,500
LDK Solar Co., Ltd. (ADR)* (b)	28,925	196,979
Tri-Tech Holding, Inc.*	21,700	234,360
Trina Solar Ltd. (ADR)* (b)	30,898	796,550
Yingli Green Energy Holding Co., Ltd. (ADR)* (b)	17,854	198,715

(Cost $1,941,314)		2,120,646
Denmark 4.0%
Danisco AS	3,300	238,124
Vestas Wind Systems AS*	34,617	1,291,681

(Cost $2,070,312)		1,529,805
France 6.8%
Saft Groupe SA	18,063	569,626
Suez Environnement Co.	99,200	1,596,533
Veolia Environnement	20,000	465,588

(Cost $2,983,763)		2,631,747
Germany 16.3%
Centrotherm Photovoltaics AG*	17,770	754,275
K+S AG	11,548	604,100
Nordex SE* (b)	41,091	381,119
Phoenix Solar AG	6,800	239,561
Roth & Rau AG*	14,200	357,380
SGL Carbon SE*	16,895	524,978
Siemens AG (Registered)	4,000	363,853
SMA Solar Technology AG (b)	8,400	908,010
Solarworld AG (b)	70,309	799,576
Wacker Chemie AG	8,995	1,364,451

(Cost $6,580,307)		6,297,303
Hong Kong 1.5%
Coslight Technology International Group Ltd. (b)	281,440	208,039
Tianneng Power International Ltd. (b)	1,036,973	371,930

(Cost $773,879)		579,969
Netherlands 3.8%
CNH Global NV*	17,480	492,062
Koninklijke Boskalis Westminster NV	8,477	316,258
Wavin NV*	61,556	679,440

(Cost $1,781,208)		1,487,760
Norway 3.7%
Yara International ASA (Cost $1,238,530)	35,783	1,438,162
Spain 4.7%
Abengoa SA (b)	33,700	807,150
Gamesa Corp. Tecnologica SA*	148,072	994,515

(Cost $2,910,769)		1,801,665
Switzerland 2.9%
Bucher Industries AG (Registered)	3,350	436,548
Syngenta AG (Registered)	2,900	669,549

(Cost $1,102,667)		1,106,097
United Kingdom 0.7%
SIG PLC* (Cost $428,230)	202,427	289,186
United States 39.7%
A123 Systems, Inc.* (b)	137,800	902,590
AGCO Corp.*	4,158	137,422
American Superconductor Corp.* (b)	25,866	695,537
Archer-Daniels-Midland Co.	8,250	253,935
Bunge Ltd.	22,920	1,214,760
Calgon Carbon Corp.*	40,241	502,208
Capstone Turbine Corp.*	235,555	150,755
CF Industries Holdings, Inc.	7,165	662,762
Clean Energy Fuels Corp.* (b)	84,690	1,223,770
Comverge, Inc.* (b)	71,346	473,024
Deltic Timber Corp.	14,300	583,869
Energy Recovery, Inc.* (b)	80,890	256,826
EnerNOC, Inc.* (b)	28,050	913,869
EnerSys*	17,050	376,293
First Solar, Inc.*	3,228	412,700
Flow International Corp.*	52,900	114,793
Hain Celestial Group, Inc.*	23,340	521,416
Headwaters, Inc.*	157,250	482,757
ITC Holdings Corp.	3,736	216,539
Johnson Controls, Inc.	8,000	212,240
Maxwell Technologies, Inc.*	18,470	207,972
Mueller Water Products, Inc. “A”	116,320	275,678
MYR Group, Inc.*	30,920	430,716
Pentair, Inc.	11,690	351,869
Plum Creek Timber Co., Inc. (REIT) (b)	12,438	428,738
Power Integrations, Inc.	13,535	370,724
Quanta Services, Inc.* (b)	60,120	1,078,553
Tetra Tech, Inc.*	29,913	542,921
The Mosaic Co.	7,779	456,316
Trimble Navigation Ltd.*	8,330	234,323
Veeco Instruments, Inc.*	11,500	382,145
Weyerhaeuser Co.	17,150	269,255

(Cost $17,979,744)		15,337,275

Total Common Stocks (Cost $42,433,804)		37,200,117
Participatory Notes 1.6%
India
Mahindra & Mahindra Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 5/3/2011*	21,770	289,744
McLeod Russel India Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 3/10/2015*	63,200	314,420

Total Participatory Notes (Cost $521,905)		604,164
Securities Lending Collateral 25.1%
Daily Assets Fund Institutional, 0.30% (c) (d) (Cost $9,676,251)	9,676,251	9,676,251
Cash Equivalents 0.9%
Central Cash Management Fund, 0.25% (c) (Cost $360,584)	360,584	360,584

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $52,992,544) †	123.9	47,841,116
Other Assets and Liabilities, Net	(23.9)	(9,228,834)

Net Assets	100.0	38,612,282

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $55,169,128.  At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $7,328,012.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,658,792 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,986,804.

(a)	Security is listed in country of domicile. Significant business activities of company are in China.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $9,307,865 which is 24.1% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At August 31, 2010 the DWS Climate Change Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Participatory Notes
Industrials	14,099,522	37.3%
Materials	8,002,369	21.2%
Information Technology	6,555,873	17.3%
Consumer Staples	4,107,075	10.9%
Utilities	2,513,020	6.7%
Energy	1,223,770	3.2%
Consumer Discretionary	873,914	2.3%
Financials	428,738	1.1%
Total	37,804,281	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$457,299	$—	$457,299
Belguim	—	255,181	—	255,181
Brazil	323,189	—	—	323,189
Canada	1,544,833	—	—	1,544,833
China	2,120,646	—	—	2,120,646
Denmark	—	1,529,805	—	1,529,805
France	—	2,631,747	—	2,631,747
Germany	—	6,297,303	—	6,297,303
Hong Kong	—	579,969	—	579,969
Netherlands	492,062	995,698	—	1,487,760
Norway	—	1,438,162	—	1,438,162
Spain	—	1,801,665	—	1,801,665
Switzerland	—	1,106,097	—	1,106,097
United Kingdom	—	289,186	—	289,186
United States	15,337,275	—	—	15,337,275
Participatory Notes	—	604,164	—	604,164
Short-Term Investments(e)	10,036,835	—	—	10,036,835
Total	$29,854,840	$17,986,276	$—	$47,841,116

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010